DEFERRED INCOME TAX (Changes in deferred income tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax [Abstract]
At the beginning of the year	$ (239,740)	$ (340,207)
Translation differences	(36)	25,166
Effect of changes in tax law (note 10)	0	16,979	$ 0
Credits directly to other comprehensive income	12,100	19,537
Deferred tax credit (note 10)	39,894	38,785
At the end of the year	$ (187,782)	$ (239,740)	$ (340,207)